Warrants (Details Narrative 4)	0 Months Ended				0 Months Ended		6 Months Ended			0 Months Ended
	Jun. 28, 2012	Apr. 25, 2012	Mar. 01, 2012	Feb. 27, 2012 Purea	Jun. 30, 2012 February 2012 Warrants Purea	Apr. 25, 2012 February 2012 Warrants	Jun. 30, 2012 February 2012 Warrants Purea	Feb. 29, 2012 February 2012 Warrants Purea	Feb. 24, 2012 February 2012 Warrants Purea	Jul. 03, 2012 February 2012 Warrants Subsequent Event
Class of Warrant or Right [Line Items]
Number of warrants purchased	2,750,000	3,000,000		1,000,000	11,500,000	3,500,000	11,500,000	3,000,000	8,500,000	8,500,000
Expiration period					10 years		10 years
Exercise price (in dollars per unit)				0.60	0.2		0.2	0.20	0.20
Common stock issued upon the cashless exercise of warrants, Shares	2,400,000	2,636,804	455,000			2,636,804				7,650,000